Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 0	$ 3	$ 0	$ 77	$ 77	$ 426
Costs and expenses:
Cost of revenues	0	0	0	3	18	30
Research and development	3,929	4,121	11,577	12,659	16,746	14,672
General and administrative	2,974	1,874	8,737	5,501	7,659	7,585
Total expenses	6,903	5,995	20,314	18,163	24,423	22,287
Loss from operations	(6,903)	(5,992)	(20,314)	(18,086)	(24,346)	(21,861)
Other expenses:
Interest expense (including related party amounts of $1,305 and $2,271 for the year ended December 31, 2021 and 2022, respectively)	(211)	(636)	(307)	(1,690)	(2,306)	(1,315)
Other expenses, net	0	8	120	58	(95)	(84)
Net loss before provision for income taxes	(33,177)	(6,693)	(49,348)	(19,806)	(26,747)	(23,260)
Provision for income taxes	0	0	0	0	(7)	(5)
Net loss	$ (33,177)	$ (6,693)	$ (49,348)	$ (19,806)	$ (26,754)	$ (23,265)
Weighted-average common shares outstanding, basic	13,397,968	6,088,729	13,342,568	5,962,841	6,356,348	5,819,883
Weighted-average common shares outstanding, diluted	13,397,968	6,088,729	13,342,568	5,962,841	6,356,348	5,819,883
Net loss per share, basic	$ (2.48)	$ (1.10)	$ (3.70)	$ (3.32)	$ (4.21)	$ (4.00)
Net loss per share, diluted	$ (2.48)	$ (1.10)	$ (3.70)	$ (3.32)	$ (4.21)	$ (4.00)